Cash Surrender Value Life Insurance (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Cash Surrender Value Life Insurance
Aggregate death benefits		$ 18,045,000
Cash surrender value	$ 9,039,781	$ 8,972,785	$ 8,724,198